January 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: MassMutual Institutional Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class N Shares Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A which was filed electronically on December 30, 2002.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,
/s/ Andrew M. Goldberg
Andrew M. Goldberg
Counsel